ACQUISITIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill	$ 104,657	$ 768,091
The Fitness Container, LLC
Note Payable	340,000
Accounts Payable	157,252
Non-controlling Interest	(113,333)
Consideration Given At Fair Value	610,585
Cash	460
Accounts Receivable	39,034
Accounts Receivable Other	39,494
Goodwill	$ 571,091